SCOPE OF CONSOLIDATION - Schedule of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions								2 Months Ended
	Mar. 09, 2023	Jul. 01, 2022	Jun. 30, 2022	May 09, 2022	May 05, 2022	Feb. 28, 2022	Nov. 19, 2021	Mar. 10, 2023	May 02, 2022
ArcelorMittal Pecém
Disclosure of detailed information about business combination [line items]
Current assets	$ 3,123
Property, plant and equipment	1,824
Intangible assets	100
Other non-current assets	138
Total assets	5,185
Deferred tax liabilities	0
Other liabilities	(3,156)
Total liabilities	(3,156)
Net assets acquired	2,029
Consideration paid net of cash acquired	2,193
Deferred consideration	0
Non-controlling interests	0
Debt assumed	0
Fair value of previously held interests at acquisition date	0
Remeasurement gain relating to the equity interest previously held	0
Goodwill/(bargain purchase gain)	$ 164
AMDS acquisitions
Disclosure of detailed information about business combination [line items]
Current assets								$ 25
Property, plant and equipment								75
Intangible assets								32
Other non-current assets								8
Total assets								140
Deferred tax liabilities								(14)
Other liabilities								(46)
Total liabilities								(60)
Net assets acquired								80
Consideration paid net of cash acquired								152
Deferred consideration								0
Non-controlling interests								0
Debt assumed								15
Fair value of previously held interests at acquisition date								0
Remeasurement gain relating to the equity interest previously held								0
Goodwill/(bargain purchase gain)								$ 57
JLM
Disclosure of detailed information about business combination [line items]
Current assets						$ 10
Property, plant and equipment						10
Intangible assets						24
Other non-current assets						0
Total assets						44
Deferred tax liabilities						(8)
Other liabilities						(13)
Total liabilities						(21)
Net assets acquired						23
Consideration paid net of cash acquired						43
Deferred consideration						0
Non-controlling interests						0
Debt assumed						0
Fair value of previously held interests at acquisition date						0
Remeasurement gain relating to the equity interest previously held						0
Goodwill/(bargain purchase gain)						$ 20
ASL
Disclosure of detailed information about business combination [line items]
Current assets									$ 11
Property, plant and equipment									14
Intangible assets									16
Other non-current assets									1
Total assets									42
Deferred tax liabilities									(6)
Other liabilities									(10)
Total liabilities									(16)
Net assets acquired									26
Consideration paid net of cash acquired									39
Deferred consideration									0
Non-controlling interests									0
Debt assumed									0
Fair value of previously held interests at acquisition date									0
Remeasurement gain relating to the equity interest previously held					$ 0
Goodwill/(bargain purchase gain)									$ 13
CSM
Disclosure of detailed information about business combination [line items]
Current assets				$ 68
Property, plant and equipment				16
Intangible assets				0
Other non-current assets				1
Total assets				85
Deferred tax liabilities				0
Other liabilities				(51)
Total liabilities				(51)
Net assets acquired				34
Consideration paid net of cash acquired				7
Deferred consideration				0
Non-controlling interests				4
Debt assumed				0
Fair value of previously held interests at acquisition date				20
Remeasurement gain relating to the equity interest previously held				0
Goodwill/(bargain purchase gain)				$ (3)
ArcelorMittal Texas HBI
Disclosure of detailed information about business combination [line items]
Current assets			$ 283
Property, plant and equipment			949
Intangible assets			11
Other non-current assets			0
Total assets			1,243
Deferred tax liabilities			(30)
Other liabilities			(82)
Total liabilities			(112)
Net assets acquired			1,131
Consideration paid net of cash acquired			805
Deferred consideration			0
Non-controlling interests			229
Debt assumed			0
Fair value of previously held interests at acquisition date			0
Remeasurement gain relating to the equity interest previously held			0
Goodwill/(bargain purchase gain)			$ (97)
ALBA
Disclosure of detailed information about business combination [line items]
Current assets		$ 34
Property, plant and equipment		53
Intangible assets		30
Other non-current assets		0
Total assets		117
Deferred tax liabilities		(13)
Other liabilities		(70)
Total liabilities		(83)
Net assets acquired		34
Consideration paid net of cash acquired		45
Deferred consideration		11
Non-controlling interests		0
Debt assumed		0
Fair value of previously held interests at acquisition date		0
Remeasurement gain relating to the equity interest previously held		0
Goodwill/(bargain purchase gain)		$ 22
Condesa
Disclosure of detailed information about business combination [line items]
Current assets							$ 92
Property, plant and equipment							39
Intangible assets							0
Other non-current assets							10
Total assets							141
Deferred tax liabilities							0
Other liabilities							(84)
Total liabilities							(84)
Net assets acquired							57
Consideration paid net of cash acquired							25
Deferred consideration							0
Non-controlling interests							0
Debt assumed							0
Fair value of previously held interests at acquisition date							11
Remeasurement gain relating to the equity interest previously held							(3)
Goodwill/(bargain purchase gain)							$ (24)